Government grants and subsidies (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Government Grants And Subsidies [Abstract]
Government grants	Government grants and subsidies
Government assistance recognized as a reduction of expenses is as follows:

	2021	2020
	$	$

Direct cost of revenues	1,651	533
General and administrative	2,055	—
Research and development	5,871	2,678
Sales and marketing	3,851	—

Total government assistance	13,428	3,211
Government assistance includes research and development tax credits, grants, government subsidies due to COVID-19 and other incentives.